RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS

The Plan invests in common collective trusts that are administered or managed by Principal Financial Group, the Plan’s trustee. In addition, the Plan permits participant loans and includes investments in the common stock of Daktronics, Inc. These transactions qualify as party-in-interest transactions under ERISA, but are exempt from the prohibited transaction provisions pursuant to statutory and regulatory exemptions.

As of April 30, 2025 and 2024, the Plan held 1,750,952 and 2,122,054 shares, respectively, of Daktronics, Inc. common stock. During the years ended April 30, 2025 and 2024, purchases of Daktronics, Inc. common stock by the Plan totaled $655,031 and $671,564, respectively, while sales totaled $6,166,722 and $3,930,146, respectively.